Report for the Calendar Year or Quarter Ended:	March 31, 2007
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 4, 2007

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$293,747

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
9181
164540
164540
164540
D
AMERICAN INTERNATIONAL GP
COM
026874107
11102
165164
165164
165164
D
APPLIED MATERIALS
COM
038222105
8266
451210
451210
451210
D
AT&T
COM
00206R102
833
21136
21136
21136
D
AUTOMATIC DATA PROCESSING
COM
053015103
8462
174835
174835
174835
D
BANK OF AMERICA CORP
COM
060505104
249
4874
4874
4874
D
BB&T CORP
COM
054937107
7092
172890
172890
172890
D
BOEING
COM
097023105
325
3650
3650
3650
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
226
8125
8125
8125
D
CAPITAL SOUTHWEST CORP
COM
140501107
592
3850
3850
3850
D
CHEESECAKE FACTORY, INC.
COM
163072101
4981
186915
186915
186915
D
CHEVRON-TEXACO CORP
COM
166764100
319
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
713
16821
16821
16821
D
CISCO SYSTEMS
COM
17275R102
322
12599
12599
12599
D
CITIGROUP, INC.
COM
172967101
12091
235510
235510
235510
D
COMMUNITY TRUST BANCORP
COM
204149108
217
5977
5977
5977
D
CONOCOPHILLIPS
COM
20825C104
10835
158528
158528
158528
D
CR BARD INC
COM
067383109
8322
104660
104660
104660
D
DENTSPLY INTERNATIONAL
COM
249030107
5917
180675
180675
180675
D
DIAGEO PLC
COM
25243Q205
8841
109213
109213
109213
D
DUPONT DE NEMOURS
COM
263534109
236
4778
4778
4778
D
EXXON MOBIL CORP
COM
30231G102
16123
213691
213691
213691
D
FED NAT'L MRTGE ASSN
COM
313586109
478
8750
8750
8750
D
FPL GROUP
COM
302571104
274
4477
4477
4477
D
GENERAL DYNAMICS CORP
COM
369550108
7434
97310
97310
97310
D
GENERAL ELECTRIC
COM
369604103
11641
329217
329217
329217
D
HORMEL
COM
440452100
8514
228925
228925
228925
D
INGERSOLL-RAND CO. CL-A
COM
G4776G101
7178
165515
165515
165515
D
JOHNSON & JOHNSON
COM
478160104
11878
197107
197107
197107
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LINEAR TECHNOLOGY CORP
COM
535678106
7717
244280
244280
244280
D
MCGRAW HILL CO'S
COM
580645109
7217
114770
114770
114770
D
MEDTRONIC INC
COM
585055106
11826
241060
241060
241060
D
MERCK & CO.
COM
589331107
265
5990
5990
5990
D
METROPOLITAN LIFE INS. CO
COM
59156R108
9934
157305
157305
157305
D
MICROSOFT
COM
594918104
8960
321478
321478
321478
D
NATIONAL CITY CORP
COM
635405103
400
10747
10747
10747
D
NESS ENERGY INTERNATIONAL
COM
64104P105
2
20000
20000
20000
D
NIKE, INC.
COM
654106103
8452
79540
79540
79540
D
ORACLE CORPORATION
COM
68389X105
10111
557690
557690
557690
D
PEPSICO
COM
713448108
12448
195845
195845
195845
D
PFIZER INC
COM
717081103
1482
58677
58677
58677
D
PORTFOLIO RECOVERY ASSOC.
COM
73640Q105
5019
112416
112416
112416
D
PROCTER & GAMBLE
COM
742718109
13055
206696
206696
206696
D
ROYAL DUTCH SHELL
COM
780259206
305
4600
4600
4600
D
SABINE ROYALTY TRUST
COM
785688102
206
5000
5000
5000
D
SCHERING PLOUGH CORP
COM
806605101
327
12800
12800
12800
D
SIGHTLOGIX
COM
SIGHTLOGIX
100
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
8808
212130
212130
212130
D
STATE STREET CORP
COM
857477103
6016
92915
92915
92915
D
SYSCO CORPORATION
COM
871829107
8441
249525
249525
249525
D
THUNDER ENERGY TRUST
COM
88604T101
154
50000
50000
50000
D
UNITED PARCEL SERVICE
COM
911312106
7546
107645
107645
107645
D
US BANCORP
COM
902973304
1158
33106
33106
33106
D
VANGUARD STAR FD #56
COM
921909107
794
37350
37350
37350
D
WAL-MART
COM
931142103
362
7710
7710
7710
S
REPORT SUMMARY
56
RECORDS
293747
0
OTHER MANAGERS